OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Components of other non-current assets:
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets
Operating lease right-of-use-assets	$ 5,653	$ 10,293
Other	32,652	3,673
Other non-current assets	512,039	141,446
Mark II FLNG
Components of other non-current assets:
Other	16,700
Mark II FLNG Long Lead Items
Components of other non-current assets:
Other	10,400
Golar Arctic Conversion
Components of other non-current assets:
Other	2,900
Gas
Components of other non-current assets:
Derivative instrument	196,184	0
Oil
Components of other non-current assets:
Derivative instrument	182,795	127,480
Interest rate swap
Components of other non-current assets:
Derivative instrument	54,970	0
Commodity swap
Components of other non-current assets:
Derivative instrument	$ 39,785	$ 0